ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology")
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
AirMedia Online Network Technology Co., Ltd. ("AirNet Online") | Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology")
Organization And Principal Activities [Line Items]
Due from Affiliate, Noncurrent	¥ 50,000
Debt Instrument, Term	15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	0.50%
AM Yuehan
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	1.00%
Variable Interest Entity, Primary Beneficiary
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Variable Interest Entity, Consolidated Net Revenue Percentage	100.00%	100.00%	100.00%
Variable Interest Entity, Consolidated Total Assets Percentage	99.60%	87.80%
Variable Interest Entity, Consolidated Total Liabilities Percentage	94.90%	88.90%